PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total historical cost	$ 4,212	$ 4,585
Accumulated depreciation	(3,774)	(3,700)
Total property, plant and equipment, net	$ 438	885
MedCenter equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	8 years
Total historical cost	$ 1,357	1,689
IT equipment
Property, Plant and Equipment [Line Items]
Total historical cost	$ 1,908	1,895
IT equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	1 year
IT equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total historical cost	$ 316	316
General plant and equipment
Property, Plant and Equipment [Line Items]
Total historical cost	$ 373	372
General plant and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
General plant and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	8 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total historical cost	$ 217	268
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	8 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
Total historical cost	$ 36	36
Construction-in-process
Property, Plant and Equipment [Line Items]
Total historical cost	$ 5	$ 9